Fair Value Measurements And Disclosure (Fair Value Leveling) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale Debt Securities	$ 1,479	$ 1,444
Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives		2
Cross-currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	1,721	172
Liability Derivatives	(1,814)	(3,187)
Interest rate locks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives		11
Liability Derivatives		(95)
Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	6	89
Liability Derivatives	(9)
Fixed income equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities	236	229
Domestic equities | Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities	1,010	844
International equities | Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities	180	183
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale Debt Securities	0	0
Level 1 | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives		0
Level 1 | Cross-currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	0	0
Liability Derivatives	0	0
Level 1 | Interest rate locks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives		0
Liability Derivatives		0
Level 1 | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	0	0
Liability Derivatives	0
Level 1 | Fixed income equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities	236	229
Level 1 | Domestic equities | Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities	1,010	844
Level 1 | International equities | Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities	180	183
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale Debt Securities	1,479	1,444
Level 2 | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives		2
Level 2 | Cross-currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	1,721	172
Liability Derivatives	(1,814)	(3,187)
Level 2 | Interest rate locks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives		11
Liability Derivatives		(95)
Level 2 | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	6	89
Liability Derivatives	(9)
Level 2 | Fixed income equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities	0	0
Level 2 | Domestic equities | Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities	0	0
Level 2 | International equities | Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale Debt Securities	0	0
Level 3 | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives		0
Level 3 | Cross-currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	0	0
Liability Derivatives	0	0
Level 3 | Interest rate locks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives		0
Liability Derivatives		0
Level 3 | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	0	0
Liability Derivatives	0
Level 3 | Fixed income equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities	0	0
Level 3 | Domestic equities | Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities	0	0
Level 3 | International equities | Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities	$ 0	$ 0